CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and equivalents	$ 525	$ 3,304
Short-term investments in U.S. Treasury securities	0	150
Receivables, less allowances of $77 million and $65 million as of December 31, 2013 and 2012, respectively	954	883
Deferred income tax assets	334	317
Other current assets	331	223
Total current assets	2,144	4,877
Investments	56	87
Property, plant and equipment, net	15,056	14,742
Intangible assets subject to amortization, net	552	641
Intangible assets not subject to amortization	26,012	26,011
Goodwill	3,196	2,889
Other assets	1,257	562
Total assets	48,273	49,809
Current liabilities:
Accounts payable	565	647
Deferred revenue and subscriber-related liabilities	188	183
Accrued programming expense	869	872
Current maturities of long-term debt	1,767	1,518
Mandatorily redeemable preferred equity issued by a subsidiary	0	300
Other current liabilities	1,837	1,805
Total current liabilities	5,226	5,325
Long-term debt	23,285	25,171
Deferred income tax liabilities, net	12,098	11,280
Other liabilities	717	750
Commitments and contingencies (Note 17)
TWC shareholders' equity:
Common stock, $0.01 par value, 277.9 million and 297.7 million shares issued and outstanding as of December 31, 2013 and 2012, respectively	3	3
Additional paid-in capital	6,951	7,576
Retained earnings (accumulated deficit)	(55)	363
Accumulated other comprehensive income (loss), net	44	(663)
Total TWC shareholders' equity	6,943	7,279
Noncontrolling interests	4	4
Total equity	6,947	7,283
Total liabilities and equity	$ 48,273	$ 49,809